Operating Lease - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 34,354,338	$ 36,627,800
Operating lease liabilities, current	2,867,727	2,118,900
Operating lease liabilities, noncurrent	34,474,040	34,327,142
Total operating lease liabilities	37,341,767	36,446,042
Operating cash flows used in operating leases	$ 3,206,712	$ 761,288	$ 173,267
Weighted average remaining lease term (years)	8 years 10 months 24 days	10 years 6 months	32 years 4 months 24 days
Weighted average discount rate	6.00%	7.00%	10.00%